UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended:  March 31, 2013

              Check here if Amendment []; Amendment Number: _____

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   Newtyn Management LLC
                      ----------------------

              Address:  599 Lexington Avenue, 41st Floor
                        ---------------------------------
                        New York, New York  10022
                        --------------------------

                        FORM 13F FILE NUMBER: 28- 10427
                        -------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
             that all information contained herein is true, correct
           and complete, and that it is understood that all required
              items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Euguene Dozortsev
           -----------------

Title:     Manager
           -------

Phone:     212-446-2460
           ------------

Signature, Place, and Date of Signing:

/s/ Euguene Dozortsev                New York, NY               May 15, 2013
----------------------              --------------             --------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
----------------------------------            ----


Form 13F Information Table Entry Total:       23
---------------------------------------       --


Form 13F Information Table Value Total:       $246,958 (thousands)
---------------------------------------       --------------------


List of Other Included Managers:     None
--------------------------------     ----

                             Newtyn Management LLC
                           Form 13F Information Table
                                 March 31, 2013



                             Title of                 Value     Shares/   SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                 Class       Cusip     (x1000)    PRN AMT   PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
AMERICAN INTL GROUP INC       COM NEW      026874784   16,498     425,000  SH         Sole                 425,000
ASSISTED LIVING CONCPT
   NEV N                      CL A NEW     04544X300   15,754   1,325,000  SH         Sole               1,325,000
COMVERSE INC                  COM          20585P105   10,234     364,990  SH         Sole                 364,990
E TRADE FINANCIAL CORP        COM NEW      269246401   11,781   1,100,000  SH         Sole               1,100,000
ENGILITY HLDGS INC            COM          29285W104   16,786     700,000  SH         Sole                 700,000
HUNTINGTON INGALLS INDS INC   COM          446413106   26,665     500,000  SH         Sole                 500,000
KEARNY FINL CORP              COM          487169104    3,060     300,000  SH         Sole                 300,000
SANOFI                        RIGHT
                              12/31/2020   80105N113    3,379   1,898,200  SH         Sole                       -
SEAGATE TECHNOLOGY PLC        SHS          G7945M107   10,968     300,000  SH         Sole                 300,000
SELECT INCOME REIT            COM SH
                              BEN INT      81618T100    9,919     375,000  SH         Sole                 375,000
TFS FINL CORP                 COM          87240R107   20,035   1,850,000  SH         Sole               1,850,000
VODAFONE GROUP PLC NEW        SPONS
                              ADR NEW      92857W209   31,251   1,100,000  SH         Sole               1,100,000
WASHINGTON POST CO            CL B         939640108   18,774      42,000  SH         Sole                  42,000
ASTA FDG INC                  COM          046220109    1,714     178,569  SH         Sole                 178,569
AUDIENCE INC                  COM          05070J102    6,862     450,000  SH         Sole                 450,000
FELCOR LODGING TR INC         PFD CV
                              A $1.95      31430F200    3,260     131,296  SH         Sole                       -
GYRODYNE CO AMER INC          COM          403820103    3,308      45,000  SH         Sole                  45,000
MAXYGEN INC                   COM          577776107    2,145     890,000  SH         Sole                 890,000
WRIGHT MED GROUP INC          RIGHT
                              03/01/2019   98235T115    2,422     968,687  SH         Sole                 968,687
GRIFOLS S A                   SP ADR
                              REP B NVT    398438408   11,604     400,000  SH         Sole                       -
RUSH ENTERPRISES INC          CL B         781846308   10,485     509,000  SH         Sole                 509,000
UNI PIXEL INC                 COM NEW      904572203    6,144     200,472  SH         Sole                 200,472
LINN ENERGY LLC               PUT          536020950    3,910     105,000  SH  PUT    Sole                       -




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